Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
Material accounting estimates and judgments
Goodwill
The Company operates as one segment or as a single cash-generating unit (“CGU”). As a single CGU, goodwill is tested by considering its recoverability in terms of the entire business. Management assesses the recoverable value of goodwill by comparing the Company’s equity value, either from observable market prices or based on discounted cash flow forecasts, to the net assets as reported in the Company’s consolidated financial statements. The value as of October 1, 2023 was based on the Company’s market capitalization, which is a factor of the Company’s outstanding shares multiplied by the price of the Company’s stock on October 1, 2023.
The value as of October 1, 2022 was based on the Company’s discounted cash flow projections, which in turn were based on historical results and ratios updated to reflect management’s expectations of future growth and profitability and discounted using a weighted average cost of capital derived from an analysis of comparable selected public companies.
Capitalized internally developed software costs
Capitalized costs are based on the employment costs of individuals working on software development and based on timesheets. Special attention is paid to distinguishing between costs incurred on developing new software or software upgrades, which may be eligible for capitalization, and costs incurred in maintenance and in the correction of problems, which is not eligible.
Judgment is required in identifying whether individual projects meet all of the criteria required to permit capitalization, in particular, whether the software will generate probable future economic benefits.
Accounting policies
Goodwill
Goodwill is initially measured as the difference between the aggregate of the value of the consideration transferred and the fair value of net assets acquired. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Impairment testing
Intangible assets are allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The CGUs or groups of CGUs are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments. As the Company operates as a single operating segment or CGU, the Company has only a single cash generating unit for impairment testing.
Management assesses the recoverable value of goodwill by comparing the value of the Company equity value, either inferred from the public prices of share issues based on the fair value less cost of disposal (“FVLCOD”) method or based on discounted cash flow forecasts, with the net assets as reported in its consolidated financial statements based on the value in use (“ViU”) method. The discounted cash flow approach involves key assumptions that leave considerable scope for judgment.The Company typically compares the two methods and utilizes the greater recoverable amount for the purposes of its impairment testing. Impairment testing is performed on an annual basis as of October 1. The value as of October 1, 2023 was based on our market capitalization, which is a factor of the Company’s outstanding shares multiplied by the price of the Company’s stock on October 1, 2023. The Company used the discounted cash flow method for the fiscal year ended as of December 31, 2022.
Purchased software
The costs of accessing software services are not capitalized if the Company does not have any contractual right to take possession of the software at any time during the term of the agreement and it is not feasible for the Company either to run the software on its own hardware or to contract with a third party unrelated to the vendor. Such costs represent software as a service costs and are expensed as incurred.
The Company does capitalize software implementation costs, such as fees paid to outside consultants to set up a software arrangement.
For cloud computing costs, the Company capitalized costs for certain configuration and customization costs paid by a customer in a cloud computing or hosting arrangement. The guidance aligns the accounting treatment of these costs incurred in a hosting arrangement treated as a service contract with the requirements for capitalization and amortization costs to develop or obtain an intangible asset.
Purchased software and associated capitalized costs are amortized using the straight-line method over an estimated life of five years.
Capitalized internally developed software costs
Costs incurred in the internal development of software are capitalized as intangible assets when the criteria required by IAS 38 as set out below is satisfied.
Software development costs consist entirely of capitalized internally generated costs that are directly attributable to the design, testing and enhancement of identifiable and unique software applications and products controlled by the Company and incorporated principally within the Company’s SOPHiA DDM Platform. They are recognized as intangible assets where the following criteria are met:
•it is technically feasible to complete the software so that it will be available for use;
•management intends to complete the software and use or sell it;
•there is an ability to use or sell the software;
•it can be demonstrated how the software will generate probable future economic benefits;
•adequate technical, financial and other resources to complete the development and to use or sell the software are available, and;
•the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software comprise principally employee costs. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its expected useful life. Capitalized software development costs are amortized using the straight-line method over an estimated life of five years.
The Company considers that it is only since the beginning of 2020 that development costs have fulfilled the criteria for recognition as intangible assets set out in IAS 38.
Intangible assets, net movement for the years ended December 31, 2023 and 2022, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2023	$8,188	$3,530	$12,191	$23,909
Additions	—	263	7,469	7,732
Disposals	—	—	—	—
Currency Translation Adjustment	811	369	1,707	2,887
December 31, 2023	$8,999	$4,162	$21,367	$34,528

Accumulated amortization
January 1, 2023	$—	$(2,052)	$(1,894)	$(3,946)
Additions	—	(698)	(2,130)	(2,828)
Disposals	—	—	—	—
Currency Translation Adjustment	—	(251)	(318)	(569)
December 31, 2023	$—	$(3,001)	$(4,342)	$(7,343)
Net book value at December 31, 2023	$8,999	$1,161	$17,025	$27,185

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2022	$8,298	$3,090	$6,359	$17,747
Additions	—	464	5,820	6,284
Disposals	—	—	(80)	(80)
Currency Translation Adjustment	(110)	(24)	92	(42)
December 31, 2022	$8,188	$3,530	$12,191	$23,909

Accumulated amortization
January 1, 2022	$—	$(1,432)	$(642)	$(2,074)
Additions	—	(618)	(1,162)	(1,780)
Disposals	—	—	7	7
Currency Translation Adjustment	—	(2)	(97)	(99)
December 31, 2022	$—	$(2,052)	$(1,894)	$(3,946)
Net book value at December 31, 2022	$8,188	$1,478	$10,297	$19,963
Goodwill arose from the Company’s acquisition of Interactive Biosoftware (“IBS”) in June 2018. Through this acquisition the Company added Alamut (a genomic mutation interpretation software) to its existing SOPHiA DDM Platform.
Goodwill is tested for impairment on an annual basis as of October 1 and at the occurrence of a potential indication of impairment. A triggering assessment is performed each quarter to ensure no occurrence of impairment triggering events. As of December 31, 2023 and 2022, respectively, no impairment charges were recorded related to the Company’s goodwill.
As of October 1, 2023 the Company utilized the equity method (“FVLCOD”) to perform its annual assessment. The estimated equity value of the Company was $165.8 million, which exceeds the reported net assets of the Company of $158.4 million at that date by $7.3 million.
As of October 1, 2022 the Company utilized a discounted cash flow (“ViU”) method to perform its annual assessment. The Company assessed both the value of goodwill and intangibles using the discounted cash flow method. The Company used the discounted cash flow method in its annual assessment in 2022 given the significant drop in its share price from January 1, 2022, which resulted in a decline in the market capitalization of the Company.
The Company computed the value of the CGU using a discounted cash flow analysis. The discounted cash flow analysis used a forecast of seven years in order to project to a point at which the Company’s financial profile is expected to be more mature, which will allow for a more accurate valuation of the recoverable amount of the CGU. The basis of the projection for the discounted cash flow analysis was an internal plan reviewed and approved by management. The Company based its forecast on an expected compound annual growth rate (“CAGR”) of revenue and applied a weighted average cost of capital (“WACC”) and a terminal free cash flow growth rate to the discounted cash flow projections to calculate its CGU’s value. The Company performed a sensitivity analysis over the WACC, the terminal free cash flow growth rate, and the revenue CAGR.
The Company used a WACC of 12% that was consistent with the range used in publicly available analyst valuations. The Company used a terminal free cash flow growth rate of 3% based on an internal assessment of historical sustainable market growth rates and historical GDP growth figures that was consistent with the range of rates used in publicly available analyst valuations. The Company performed a sensitivity analysis on the WACC and the terminal free cash flow growth rate to determine the impact on the valuation. The Company determined that the level of WACC and cash flow growth rate at which an impairment of the CGU would occur are 20% for the WACC and a negative cash flow growth rate, respectively.
The Company projected revenue over the seven-year period at a CAGR of 37%, which is consistent with internal forecasts reviewed and approved by Management. The Company performed a sensitivity analysis to determine the CAGR at which an impairment would occur. The Company determined that at a CAGR of 25% over a seven-year period an impairment of the CGU would occur..
On the basis of the analyses performed, the Company concludes that the recoverable amount exceeds the carrying amount of the goodwill and no impairment is needed as of December 31, 2023 and December 31, 2022.